                                                                 AXP(SM)Global
                                                                     Bond Fund

                                                            1999 ANNUAL REPORT
                                                         (PROSPECTUS ENCLOSED)


American
  Express(R)
Funds

(picture of) compass

AXP Global Bond Fund
seeks to provide shareholders
with high total return
through income and
growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

                                                      AMERICAN EXPRESS(R) (logo)

A Bounty of Bonds

In today's global economy, investment opportunities don't stop at the water's edge. While bonds issued by the U.S. government and corporations once made up almost all of the bond market, today more than half of the world's debt securities are issued from outside the United States. This means expanded opportunity for investors. AXP Global Bond Fund's aim is to take advantage of opportunities in bond markets at any time and in any place, providing investors with greater portfolio diversification.

AXP GLOBAL BOND FUND         (This annual report is not part of the prospectus.)

Table of Contents

1999 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                        4
From the Portfolio Manager                               4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Making the Most of the Fund                              8
The Fund's Long-term Performance                         9
Independent Auditors' Report (Fund)                     11
Financial Statements (Fund)                             12
Notes to Financial Statements (Fund)                    15
Independent Auditors' Report
  (Portfolio)                                           20
Financial Statements (Portfolio)                        21
Notes to Financial Statements
  (Portfolio)                                           24
Investments in Securities                               29
Federal Income Tax Information                          38


1999 PROSPECTUS

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 4p
Past Performance                                      6p
Fees and Expenses                                     8p
Management                                            9p
Buying and Selling Shares                             9p
Valuing Fund Shares                                   9p
Investment Options                                   10p
Purchasing Shares                                    11p
Transactions through Third Parties                   14p
Sales Charges                                        14p
Exchanging/Selling Shares                            18p
Distributions and Taxes                              23p
Master/Feeder Structure                              25p
Other Information                                    26p
Financial Highlights                                 27p

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.

o Change in the Fund name from "IDS" to "AXP."

o A new shareholder service and distribution plan.

o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.



Arne H. Carlson


(picture of) Ray Goodner
Ray Goodner
Portfolio manager

From the Portfolio Manager

On the whole, it was a difficult environment for bonds over the past 12 months, as a rebound in the emerging markets was offset by poor results in most major bond markets. AXP Global Bond Fund's performance reflected the conditions, as its Class A shares (before sales charge) experienced a total-return loss of 0.35% for the fiscal year -- November 1998 through October 1999.

The period got off to a good start, as falling interest rates in the U.S. and Europe provided a boost for bond prices. The biggest beneficiaries of the positive trend, though, were the smaller, or emerging, markets of Latin America and Southeast Asia, which had been pummeled in previous months by a second bout of the financial malady that came to be known as the "Asian flu." The upturn in the emerging markets continued through most of the period, making them the best-performing segment of the global bond market for the 12 months. While they made up a relatively small portion of the portfolio, their strong gains had a distinctly positive effect on Fund performance.

AXP GLOBAL BOND FUND         (This annual report is not part of the prospectus.)

U.S. RATES REVERSE DIRECTION

Here at home, government bonds experienced two very different environments. With interest rates following an overall downward path through January, Treasury bonds, a substantial area of investment for the Fund, rallied nicely. But from that point, the environment turned negative, as higher interest rates and concerns about potentially higher inflation in the U.S. took a heavy toll on the market.

In Europe, sluggish economies prompted monetary authorities to lower interest rates early in the period, which in turn helped bond prices. From then on, though, bonds largely struggled, and generally weak currencies, especially the new euro, reduced the ultimate return. To mitigate the effect of the currency trend, I emphasized U.S. dollar-denominated bonds and euro-denominated bonds hedged back into dollars. I also tilted investments toward countries not linked to the euro, principally the United Kingdom and Scandinavia, which experienced better relative performance thanks to stronger currencies.

Looking at changes to the portfolio, I reduced the portfolio's duration early in the period to lessen the sensitivity of the portfolio to changes in interest rates. Ultimately, this "defensive" strategy cushioned the Fund's net asset value against the negative effect of rising rates. About mid-period, I added a bit to holdings in Europe to take advantage of lower bond prices and also removed the currency hedges in anticipation of a weakening dollar. Later in the period, I sold holdings in emerging markets given that prices there had risen so dramatically.

As the new fiscal year begins, I think the worst has passed for global bond markets. While we may not see strong rallies in the U.S. and Europe, a continuation of generally tame inflation should allow those markets to enjoy better relative performance. Beyond that, an improvement in the strength of the euro and yen appears likely, which would enhance returns from international holdings.



Ray Goodner

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)

Oct. 31, 1999                                                         $ 5.87
Oct. 31, 1998                                                         $ 6.17
Decrease                                                              $ 0.30

Distributions -- Nov. 1, 1998 - Oct. 31, 1999

From income                                                           $ 0.26
From capital gains                                                    $ 0.01
Total distributions                                                   $ 0.27
Total return*                                                         -0.35%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)

Oct. 31, 1999                                                         $ 5.87
Oct. 31, 1998                                                         $ 6.17
Decrease                                                              $ 0.30

Distributions -- Nov. 1, 1998 - Oct. 31, 1999

From income                                                           $ 0.22
From capital gains                                                    $ 0.01
Total distributions                                                   $ 0.23
Total return*                                                         -1.10%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)

Oct. 31, 1999                                                         $ 5.87
Oct. 31, 1998                                                         $ 6.17
Decrease                                                              $ 0.30

Distributions -- Nov. 1, 1998 - Oct. 31, 1999

From income                                                           $ 0.27
From capital gains                                                    $ 0.01
Total distributions                                                   $ 0.28
Total return*                                                         -0.19%**

* The prospectus discusses the effect of sales charges, if any, on the various classes.

**The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP GLOBAL BOND FUND         (This annual report is not part of the prospectus.)

The 10 Largest Holdings

                                        Percent                    Value
                                    (of net assets)        (as of Oct. 31, 1999)

U.S. Treasury                           8.97%                   $74,960,020
7.50% 2016

United Kingdom Treasury                 5.61                     46,897,218
8.00% 2003

Allgemeine Hypo Bank                    4.90                     40,905,881
5.00% 2009

U.S. Treasury                           4.57                     38,177,118
7.50% 2001

United Kingdom Treasury                 4.31                     36,016,588
9.00% 2000

Govt of Italy                           3.39                     28,316,914
8.50% 2004

Govt of Sweden                          3.07                     25,672,134
8.00% 2007

Govt of Spain                           2.61                     21,815,176
8.80% 2006

Federal Republic of Germany             2.54                     21,256,929
8.00% 2002

Govt of Canada                          2.37                     19,833,313
7.00% 2006

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 42.34% of net assets


(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP GLOBAL BOND FUND         (This annual report is not part of the prospectus.)

The Fund's Long-term Performance

             How $10,000 has grown in AXP Global Bond Fund
$30,000

                                                                    X $21,471
                                                                      AXP Global
                                                                      Bond Fund
                                                                      Class A

$20,000                                        X Salomon Smith Barney
                                                 World Gov't Bond Index

                                            X Lipper Global Income
                                              Fund Index
$10,000

$9,500

11/1/89 10/90 10/91 10/92 10/93 10/94 10/95  10/96  10/97  10/98   10/99

Average annual total return (as of Oct. 31, 1999)

            1 year        5 years          10 years          Since inception

 Class A     -5.34%        +5.28%            +8.49%                 --%
 Class B     -4.91%           --%               --%              +5.46%*
 Class Y     -0.19%           --%               --%              +6.38%*

*Inception date was March 20, 1995.

Assumes: Holding period from 11/1/89 to 10/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $9,543. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, Salomon Smith Barney World Government Bond Index and the Lipper Global Income Fund Index. In comparing AXP Global Bond Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

Salomon Smith Barney World Government Bond Index, an unmanaged market-capitalization weighted benchmark, tracks the performance of the 17 government bond markets around the world. It is widely recognized by investors as a measurement index for portfolios of goverment bond securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Global Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP GLOBAL BOND FUND         (This annual report is not part of the prospectus.)

The  financial   statements   contained  in  Post-Effective   Amendment  #32  to
Registration Statement No. 33-25824 filed on or about December 27, 1999, are incorporated herein by reference.

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Global Bond Fund

Fiscal year ended Oct. 31, 1999

Class A

Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.05820

March 24, 1999                                                   0.08361

June 23, 1999                                                    0.06662

Sept. 22, 1999                                                   0.05241

Total                                                           $0.26084

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.01301

Total distributions                                             $0.27385

AXP GLOBAL BOND FUND         (This annual report is not part of the prospectus.)

Class B

Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.04673

March 24, 1999                                                   0.07176

June 23, 1999                                                    0.05544

Sept. 22, 1999                                                   0.04128

Total                                                           $0.21521

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.01301

Total distributions                                             $0.22822

Class Y

Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.05963

March 24, 1999                                                   0.08532

June 23, 1999                                                    0.06904

Sept. 22, 1999                                                   0.05497

Total                                                           $0.26896

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 22, 1998                                                   $0.01301

Total distributions                                             $0.28197

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

                    American
                      Express(R)
                     Funds

AXP Global Bond Fund
IDS Tower 10
Minneapolis, MN 55440-0010



Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                             AMERICAN
                                                               EXPRESS(R) (logo)


                                                                S-6309 N (12/99)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.